Deconsolidation of Subsidiaries (Details) - USD ($) $ in Thousands		6 Months Ended
	May 07, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Basis of Presentation
Financial asset - FID			$ 51,421	$ 48,138
Fair value of investment			$ 152,164	$ 146,158
Standard Lithium subsidiaries
Basis of Presentation
Percentage of ownership interest disposed	45.00%
Percentage of ownership interest retained	55.00%
Initial cash payment	$ 30,000
Maximum amount purchaser of partial sale of subsidiaries committed to invest	130,000
Fair Value of Consideration Received		$ 30,000
Financial asset - FID		46,695
Fair value of investment		147,023
Less: net assets		(59,619)
Gain on deconsolidation of subsidiaries		164,099
Standard Lithium subsidiaries | SWA Lithium
Basis of Presentation
Commitment received to invest on development costs	40,000
Amount of milestone payments to receive	40,000
Fair Value of Consideration Received		15,000
Financial asset - FID		27,718
Fair value of investment		95,008
Less: net assets		(30,116)
Gain on deconsolidation of subsidiaries		107,610
Standard Lithium subsidiaries | Texas Lithium
Basis of Presentation
Commitment received to invest on development costs	20,000
Amount of milestone payments to receive	$ 30,000
Fair Value of Consideration Received		15,000
Financial asset - FID		18,977
Fair value of investment		52,015
Less: net assets		(29,503)
Gain on deconsolidation of subsidiaries		$ 56,489